Segment Reporting - Condensed Consolidated Income Statement	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segment Reporting – Condensed Consolidated Income Statement	Segment Reporting – Condensed Consolidated Income Statement

	Q2 2026				Q2 2025
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	658.8	6.9	-2.9	662.8	311.2	8.9	-4.9	315.2
Port expenses, bunkers and commissions	-146.8	—	—	-146.8	-103.0	—	—	-103.0
Other cost of goods and services sold	—	-4.9	1.7	-3.2	—	-5.2	3.3	-1.9
Operating expenses	-72.9	—	0.3	-72.6	-64.7	—	0.4	-64.3
Profit from sale of vessels	—	—	—	—	4.9	—	0.5	5.4
Administrative expenses	-22.2	-2.0	—	-24.2	-22.3	-2.2	—	-24.5
Other operating income and expenses	-0.5	0.1	—	-0.4	-0.1	—	—	-0.1
Depreciation and amortization	-60.2	-0.3	—	-60.5	-51.9	-0.3	—	-52.2
Operating profit (EBIT)	356.2	-0.2	-0.9	355.1	74.1	1.2	-0.7	74.6

Financial income	2.3	—	—	2.3	3.6	—	—	3.6
Financial expenses	-18.2	-0.1	—	-18.3	-17.8	—	—	-17.8
Profit before tax	340.3	-0.3	-0.9	339.1	59.9	1.2	-0.7	60.4

Tax	-0.9	0.1	—	-0.8	-1.6	-0.1	—	-1.7
Net profit for the period	339.4	-0.2	-0.9	338.3	58.3	1.1	-0.7	58.7
Segment Reporting – Condensed Consolidated Income Statement

	Q1-Q2 2026				Q1-Q2 2025				FY 2025
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
Revenue	1,054.6	15.0	-4.8	1,064.8	624.5	28.5	-8.7	644.3	1,314.2	37.2	-11.9	1,339.5
Port expenses, bunkers and commissions	-256.5	—	—	-256.5	-202.3	—	—	-202.3	-404.5	—	—	-404.5
Other cost of goods and services sold	—	-10.8	2.8	-8.0	—	-18.7	5.7	-13.0	—	-24.6	7.5	-17.1
Operating expenses	-140.7	—	0.4	-140.3	-131.2	—	0.5	-130.7	-253.1	—	0.7	-252.4
Profit from sale of vessels	4.0	—	—	4.0	14.0	—	0.9	14.9	17.8	—	1.2	19.0
Administrative expenses	-43.3	-3.9	—	-47.2	-46.4	-4.1	—	-50.5	-106.5	-7.3	—	-113.8
Other operating income and expenses	-0.5	0.2	—	-0.3	-0.3	—	—	-0.3	—	0.1	—	0.1
Depreciation and amortization	-119.2	-0.9	—	-120.1	-104.9	-0.5	—	-105.4	-213.5	-1.0	—	-214.5
Operating profit (EBIT)	498.4	-0.4	-1.6	496.4	153.4	5.2	-1.6	157.0	354.4	4.4	-2.5	356.3

Financial income	3.9	—	—	3.9	7.4	0.1	—	7.5	13.1	0.2	—	13.3
Financial expenses	-37.1	-0.1	—	-37.2	-35.6	-0.1	—	-35.7	-74.2	-0.2	—	-74.4
Profit before tax	465.2	-0.5	-1.6	463.1	125.2	5.2	-1.6	128.8	293.3	4.4	-2.5	295.2

Tax	-2.6	0.2	—	-2.4	-6.5	-0.7	—	-7.2	-8.5	-0.7	—	-9.2
Net profit for the period	462.6	-0.3	-1.6	460.7	118.7	4.5	-1.6	121.6	284.8	3.7	-2.5	286.0
Segment Reporting – Condensed Consolidated Balance Sheet

	30 June 2026				30 June 2025				31 December 2025
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
ASSETS
Intangible assets
Goodwill	—	1.9	—	1.9	—	1.8	—	1.8	—	1.8	—	1.8
Other intangible assets	1.8	2.4	—	4.2	1.4	0.9	—	2.3	1.6	2.4	—	4.0
Total intangible assets	1.8	4.3	—	6.1	1.4	2.7	—	4.1	1.6	4.2	—	5.8

Tangible fixed assets
Land and buildings	6.5	1.8	—	8.3	8.1	0.2	—	8.3	7.7	2.0	—	9.7
Vessels and capitalized dry-docking	2,934.6	—	-15.8	2,918.8	2,706.3	—	-14.6	2,691.7	2,806.8	—	-14.6	2,792.2
Prepayments on vessels	29.3	—	—	29.3	—	—	—	—	14.1	—	—	14.1
Other non-current assets under construction	—	4.5	—	4.5	—	2.2	—	2.2	—	3.4	—	3.4
Other plant and operating equipment	1.1	0.8	—	1.9	1.4	1.2	—	2.6	1.4	1.1	—	2.5
Total tangible fixed assets	2,971.5	7.1	-15.8	2,962.8	2,715.8	3.6	-14.6	2,704.8	2,830.0	6.5	-14.6	2,821.9

Financial assets
Investments in joint ventures	—	—	—	—	0.1	—	—	0.1	—	—	—	—
Loan receivables	4.4	—	—	4.4	4.5	—	—	4.5	4.4	—	—	4.4
Deferred tax asset	0.3	—	—	0.3	0.3	—	—	0.3	0.3	—	—	0.3
Other investments	3.0	—	—	3.0	0.1	—	—	0.1	2.7	—	—	2.7
Total financial assets	7.7	—	—	7.7	5.0	—	—	5.0	7.4	—	—	7.4

Total non-current assets	2,981.0	11.4	-15.8	2,976.6	2,722.2	6.3	-14.6	2,713.9	2,839.0	10.7	-14.6	2,835.1

Inventories	108.6	3.2	—	111.8	66.9	2.6	—	69.5	63.8	2.7	—	66.5
Trade receivables	315.7	6.8	-0.1	322.4	166.6	4.6	-0.3	170.9	209.8	4.9	—	214.7
Other receivables	19.8	8.3	—	28.1	26.0	4.9	—	30.9	16.9	6.8	—	23.7
Prepayments	14.9	1.2	—	16.1	10.3	0.3	—	10.6	38.4	0.7	—	39.1
Cash and cash equivalents incl. restricted cash	361.8	6.4	—	368.2	361.5	8.3	—	369.8	155.6	7.9	—	163.5
Current assets excl. assets held for sale	820.8	25.9	-0.1	846.6	631.3	20.7	-0.3	651.7	484.5	23.0	—	507.5

Assets held for sale	—	—	—	—	31.4	—	-0.3	31.1	24.4	—	—	24.4
Total current assets	820.8	25.9	-0.1	846.6	662.7	20.7	-0.6	682.8	508.9	23.0	—	531.9

TOTAL ASSETS	3,801.8	37.3	-15.9	3,823.2	3,384.9	27.0	-15.2	3,396.7	3,347.9	33.7	-14.6	3,367.0
Segment Reporting – Condensed Consolidated Balance Sheet

	30 June 2026				30 June 2025				31 December 2025
USDm	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total	Tanker segment	Marine Engineering segment	Inter- segment elimination	Total
EQUITY AND LIABILITIES
Total equity	2,546.2	18.0	-13.9	2,550.3	2,102.9	15.8	-11.4	2,107.3	2,196.5	18.4	-12.3	2,202.6

Liabilities
Non-current tax liability related to held- over gains	45.2	—	—	45.2	45.2	—	—	45.2	45.2	—	—	45.2
Deferred tax liability	1.8	0.2	—	2.0	—	0.3	—	0.3	—	0.2	—	0.2
Borrowings	837.7	1.5	—	839.2	969.1	0.7	—	969.8	712.8	1.5	—	714.3
Other non-current liabilities	13.3	0.5	—	13.8	7.4	0.6	—	8.0	2.7	0.6	—	3.3
Total non-current liabilities	898.0	2.2	—	900.2	1,021.7	1.6	—	1,023.3	760.7	2.3	—	763.0

Borrowings	233.1	3.9	—	237.0	154.3	1.9	—	156.2	285.2	3.6	—	288.8
Trade payables	78.2	3.6	—	81.8	43.4	1.8	—	45.2	38.8	2.2	—	41.0
Current tax liabilities	0.1	—	—	0.1	1.1	0.2	—	1.3	0.1	0.2	—	0.3
Other liabilities	46.2	0.7	-0.1	46.8	56.7	0.7	-0.3	57.1	66.6	1.7	—	68.3
Provisions	—	0.4	—	0.4	—	0.7	—	0.7	—	0.7	—	0.7
Prepayments from customers	—	8.5	-1.9	6.6	4.8	4.3	-3.5	5.6	—	4.6	-2.3	2.3
Total current liabilities	357.6	17.1	-2.0	372.7	260.3	9.6	-3.8	266.1	390.7	13.0	-2.3	401.4

Total liabilities	1,255.6	19.3	-2.0	1,272.9	1,282.0	11.2	-3.8	1,289.4	1,151.4	15.3	-2.3	1,164.4

TOTAL EQUITY AND LIABILITIES	3,801.8	37.3	-15.9	3,823.2	3,384.9	27.0	-15.2	3,396.7	3,347.9	33.7	-14.6	3,367.0